Document and Entity Information	Oct. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2024
Entity Registrant Name	Alkermes plc.
Entity Central Index Key	0001520262
Entity Emerging Growth Company	false
Entity File Number	001-35299
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1007018
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
City Area Code	353
Local Phone Number	1-772-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.01 par value
Trading Symbol	ALKS
Security Exchange Name	NASDAQ